Personnel Costs - Summary of Measurement of Stock Option Plan Based On Monte Carlo Simulation (Detail)	12 Months Ended
	Dec. 31, 2023 yr € / shares	Dec. 31, 2022 yr € / shares	Dec. 31, 2021 yr € / shares
Tranche Mr. Altan
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price		€ 25	€ 25
Term in years | yr		1.7	1.7
Remaining term in years		0 years	4 months 24 days
Share price as of the valuation date		€ 43.39	€ 43.39
Expected dividend yield		0.00%	0.00%
Expected volatility		51.31%	51.31%
Risk-free interest rate		(0.82%)	(0.82%)
Option value		€ 20.4	€ 20.4
2019 Stock Option Plan ("SOP 2019")
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Term in years | yr	7	7	7
Expected dividend yield	0.00%	0.00%	0.00%
2019 Stock Option Plan ("SOP 2019") | Bottom of range
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 37.31	€ 37.31	€ 41.03
Remaining term in years	2 years 9 months 18 days	3 years 9 months 18 days	4 years 9 months 18 days
Share price as of the valuation date	€ 27.55	€ 27.55	€ 35.2
Expected volatility	36.39%	36.39%	36.39%
Risk-free interest rate	(0.74%)	(0.74%)	(0.74%)
Option value	€ 5.72	€ 5.72	€ 9.43
2019 Stock Option Plan ("SOP 2019") | Top of range
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 71.15	€ 71.15	€ 71.15
Remaining term in years	5 years 6 months	6 years 6 months	6 years 9 months 18 days
Share price as of the valuation date	€ 80.2	€ 80.2	€ 80.2
Expected volatility	48.45%	48.45%	48.45%
Risk-free interest rate	1.12%	1.12%	(0.39%)
Option value	€ 26.14	€ 26.14	€ 26.14
2020 Stock Option Plan ("SOP 2020")
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 61.27	€ 61.27	€ 61.27
Term in years | yr	7	7	7
Remaining term in years	3 years 9 months 18 days	4 years 9 months 18 days	5 years 9 months 18 days
Share price as of the valuation date	€ 75.46	€ 75.46	€ 75.46
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	36.39%	36.39%	36.39%
Risk-free interest rate	(0.65%)	(0.65%)	(0.65%)
Option value	€ 26.14	€ 26.14	€ 26.14
2021 Stock Option Plan ("SOP 2021")
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price		€ 71.15	€ 71.15
Term in years | yr	7	7	7
Remaining term in years		5 years 6 months	6 years 6 months
Share price as of the valuation date		€ 80.2	€ 80.2
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility		36.90%	36.90%
Risk-free interest rate		(0.40%)	(0.40%)
Option value		€ 25.17	€ 25.17
2021 Stock Option Plan ("SOP 2021") | Bottom of range
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 20.25
Remaining term in years	4 years 6 months
Share price as of the valuation date	€ 23.5
Expected volatility	36.90%
Risk-free interest rate	(0.40%)
Option value	€ 9.25
2021 Stock Option Plan ("SOP 2021") | Top of range
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 71.15
Remaining term in years	6 years 6 months
Share price as of the valuation date	€ 80.2
Expected volatility	39.81%
Risk-free interest rate	2.47%
Option value	€ 25.17
2022 Stock Option Plan ("SOP 2022")
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price		€ 32.9
Term in years | yr	9	9
Remaining term in years		8 years 9 months 18 days
Share price as of the valuation date		€ 19.76
Expected dividend yield	0.00%	0.00%
Expected volatility		35.31%
Risk-free interest rate	2.02%	2.02%
2022 Stock Option Plan ("SOP 2022") | Bottom of range
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 20.25
Remaining term in years	7 years 9 months 18 days
Share price as of the valuation date	€ 19.76
Expected volatility	35.31%
Option value	€ 1.97	€ 1.97
2022 Stock Option Plan ("SOP 2022") | Top of range
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 32.9
Remaining term in years	8 years 6 months
Share price as of the valuation date	€ 23.5
Expected volatility	37.68%
Option value	€ 7.51	€ 2.01
2023 Stock Option Plan ("SOP 2023")
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 21.2
Term in years | yr	9
Remaining term in years	9 years
Share price as of the valuation date	€ 21.2
Expected dividend yield	0.00%
Expected volatility	53.80%
Risk-free interest rate	1.97%
Option value	€ 8.76